CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 1,669,000	$ 2,867,000	$ (8,829,000)	$ (17,245,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			3,000	4,000
Amortization of discount	233,000	0	141,000	52,000
Financing costs			64,000	0
Right-of-use asset	13,000	13,000	53,000	51,000
Fair value of common stock issued for services			423,000	181,000
Fair value of vested options and warrants	292,000	1,636,000	3,425,000	6,757,000
Fair value of common stock issued for financing services	0	6,000	0	6,569,000
Change in fair value of derivative liabilities			(52,000)	219,000
Depreciation	2,000	0
Loss on extinguishment of debt			0	112,000
Changes in operating assets and liabilities:
Accounts receivable	0	10,000	4,000	(4,000)
Prepaid expenses and other assets			14,000	8,000
Accounts payable and accrued expenses	176,000	46,000	163,000	(14,000)
Financing costs	21,000	0
Accrued interest	93,000	99,000	388,000	298,000
Operating lease liability	(13,000)	(14,000)	(55,000)	(51,000)
Net cash used in operating activities	(873,000)	(1,060,000)	(4,258,000)	(3,063,000)
Cash flows from investing activities:
Purchases of property and equipment	0	(24,000)	(39,000)	0
Net cash used in investing activities	0	(24,000)	(39,000)	0
Change in fair value of derivative liabilities	(22,000)	0	(52,000)	219,000
Cash flows from financing activities:
Proceeds from exercise of warrants			1,440,000	0
Changes in operating assets and liabilities:
Proceeds from sale of common stock	795,000	0	180,000	5,368,000
Proceeds from sale warrants	18,000	0
Prepaid expenses and other assets	1,000	11,000
Proceeds from sale of convertible notes			100,000	0
Proceeds from notes payable	154,000	0	1,075,000	177,000
Repayment of convertible note payable	(10,000)	(20,000)	(120,000)	(40,000)
Repayment of notes payable	(47,000)	(6,000)	(105,000)	(231,000)
Repurchase of common stock and warrants			(165,000)
Repayment of convertible notes payable-related parties			0	(30,000)
Repayment of notes payable-related parties			0	(259,000)
Net cash provided by financing activities	910,000	(26,000)	2,405,000	4,985,000
Net increase (decrease) in cash	37,000	(1,110,000)	(1,892,000)	1,922,000
Cash at beginning of the year	192,000	2,084,000	2,084,000	162,000
Cash at end of the year	229,000	974,000	192,000	2,084,000
Supplemental disclosure of cash flow information:
Interest paid	0	0	8,000	120,000
Income tax paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing transactions
Fair value of derivative upon issuance of convertible debt recorded as debt discount	$ 176,000	$ 0	164,000	0
Fair value of warrant recorded as debt discount			260,000	0
Common stock issued for conversion of notes and accrued interest			0	1,035,000
Common shares issued upon conversion of debt settlement			0	88,000
Warrants issued with convertible notes			$ 0	$ 0